Consolidated Statements of Member's Equity (Deficit) (USD $)	Member's Contributions [Member]	Retained (Deficit) [Member]	Total
Balance at Sep. 30, 2010	$ 1,296,620	$ (1,276,959)	$ 19,661
Member's contributions	181,429		181,429
Member's withdrawals
Conversion of notes payable-related party to member's contribution	973,500		973,500
Contribution of fixed assets and inventory
Net loss for the year ended		(565,140)	(565,140)
Balance at Sep. 30, 2011	2,451,549	(1,842,099)	609,450
Member's contributions
Member's withdrawals	(75,000)		75,000
Conversion of notes payable-related party to member's contribution	330,000		330,000
Contribution of fixed assets and inventory	48,338		48,338
Net loss for the year ended		(1,092,696)	(1,092,696)
Balance at Sep. 30, 2012	$ 2,754,887	$ (2,934,795)	$ (179,908)